Note 9 - Staff Numbers and Costs - Key Management Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 2,281	$ 3,014
Social security costs	217	194
Pension contributions	64	39
Short-term compensated absences	13	101
Total	$ 2,575	$ 3,348